UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of
Securities Sold
Pursuant to Rule 24f-2
Read instructions at
 end of Form before
preparing Form.
Please print or type.
 1.Name and address of issuer:
MORGAN STANLEY SHORT
TERM U. S. TREASURY TRUST
2. The name of each series
 or class of
securities for
which this Form is filed
(if the Form
is being filed
for all series and
 classes of securities
of the issuer,
check the box but do
not list series
 or classes):
3.Investment Company
Act File Number:
 33-41187
Securities Act File Number:
811-6330
4. Last day of fiscal year for
which this Form is filed:
MAY 31, 2001
4(Check box if this
Form is being
filed late
(i.e., more than 90
calendar days
 after the end of the
issuer's fiscal year).
 (See Instruction A.2)
Note: If the Form is
being filed
late, interest must be paid
 on the registration fee due.
4(Check box if this is the
last time the issuer
will be filing this Form.
5.Calculation of
registration fee:

(i)Aggregate sale price
of securities sold during the
fiscal year pursuant
to section 24(f)
:$603,275,139.00
all subscr & reinvest
(ii)  Aggregate price
 of securities
 redeemed or
repurchased during
the fiscal$(571,142,923.00)
all redempt
(iii)Aggregate price of
securities redeemed or
repurchased during any prior
fiscal year ending no
earlier than October 11, 1995
that were not
previously used to reduce
registration fees payable
to the Commission:
$  (38,068,974.08)
bottom of SEC fee sch
or adj amount on SEC fee in
cap stock system date
1st business
iv)Total available redemption
credits[add Items 5(ii
$ (609,211,897.08)
 (v)Net sales - if Item 5(i)
 is greater than Item 5(iv)
[subtract Item 5(iv)
 from Item 5(i)]:
$     0.00
(vi)Redemption credits
available for($5,936,758.08)
if Item 5(i) is lessthan 5(iv)
[subtract Item 5(iv)from Item 5(i)]:
(vii) Multiplierfor determining
registration fee(See 0.00025
Instruction C.9):
(viii) Registration fee due
[multiply Item 5(v) by
Item  = $0.00
5(vii)] enter "0" if
no fee is due):0
 6. Prepaid Shares:
If the response to item
5(i) was determined by
deducting an amount of securities
that were registered under the
Securities Act of 1933 pursuant
to rule 24e-2 as in effect
before[effective date
of rescisison of rule 24e-2],
then report the amount of securities
(number of shares or other units)
 deducted here:_______.
If there is a number of shares
or other units that were registered
pursuant to rule 24e-2
remaining unsold at
the end of the fiscal year
for which this form is filed
that are available for
use by the issuer
in future fiscal years,
then state that number
here:_______.
7. Interest due
if this Form is being
8. filed more than 90 days
after the end of the
issuer's fiscal year
(see Instruction D):
$0.00
9. Total of the amount
of the registration
10. fee due plus any interest
11.	due [line 5(viii) plus
line 7]:$0.00.
 Date the registration fee
and any interest payment
was sent to the
Commission's lockbox
Depository
Method of Delivery:
Wire Transfer:
Mail or other means:

SIGNATURES
This report has been
signed below by the
following persons on
behalf of the issuer
and in the capacities
and on the dates indicated.
By (Signature and Title)
/s/ Barry Fink
Barry Fink
Vice President
 and Secretary

Date August 14, 2001
Please print the name and
title of the signing
officer below
the signature.